Deposits by Banks (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 16,499	£ 20,332
Drawdown from TFSME	13,000	17,000
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	973	732
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	578	860
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	14,944	18,737
Amounts due to Santander UK subsidiaries
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 4	£ 3